Commitments and Contingencies (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2017
Royalty Revenue Percentage From Income		10.00%
Lease Deposit Liability	$ 37
Description of Lease Term	lease has a term of four years with an option to extend the lease agreement for an additional two years
Bank Lien On Marketable Securities		$ 145